Organization and Principal Activities (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Oct. 24, 2023	Oct. 12, 2023	Oct. 07, 2023	Sep. 08, 2023	Aug. 25, 2023
Star Fashion (Xiamen) [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership holding after capital injection agreement		99.99%
Star Fashion (Xiamen) [Member]
Organization and Principal Activities [Line Items]
Number of shareholders participated in share transfer agreement							1
Percentage of equity interest transferred through mutual share transfer agreement							5.00%
Ownership interest percentage by shareholders after capital injection agreement		0.01%	0.01%
Incorporated date		Aug. 11, 2015
Third Party Investor [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement				5.00%		5.00%
WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement					95.00%
Incorporated date		Sep. 28, 2023
Star Fashion (Hong Kong) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement					5.00%
Incorporated date		Sep. 18, 2023
Star Fashion Culture Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Incorporated date	Aug. 11, 2023